Long-Term Incentive Plan (Changes In Non-Vested Unit Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2012	805,792
Units vested during 2012	(440,070)
Units forfeited during 2012	(26,611)
Non-vested units - 12/31/12	613,917
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2012	$ 24.39
Units vested during 2012	$ 21.98
Units forfeited during 2012	$ 26.99
Non-vested units - 12/31/12	$ 32.77
Equity Method [Member] | Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2012	548,024
Units vested during 2012	(302,464)
Units forfeited during 2012	(15,702)
Non-vested units - 12/31/12	444,090
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2012	$ 22.93
Units vested during 2012	$ 17.54
Units forfeited during 2012	$ 25.59
Non-vested units - 12/31/12	$ 31.24
Equity Method [Member] | Retention Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2012	120,760
Units vested during 2012	(61,990)
Units forfeited during 2012	(6,984)
Non-vested units - 12/31/12	58,802
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2012	$ 20.55
Units vested during 2012	$ 17.77
Units forfeited during 2012	$ 21.02
Non-vested units - 12/31/12	$ 24.60
Liability Method [Member] | Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2012	137,008
Units vested during 2012	(75,616)
Units forfeited during 2012	(3,925)
Non-vested units - 12/31/12	111,025
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2012	$ 33.65
Units vested during 2012	$ 43.19
Units forfeited during 2012	$ 43.19
Non-vested units - 12/31/12	$ 43.19
2012 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units granted during 2012	274,806
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Units granted during 2012	$ 33.50
2012 Awards [Member] | Equity Method [Member] | Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units granted during 2012	214,232
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Units granted during 2012	$ 33.57
2012 Awards [Member] | Equity Method [Member] | Retention Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units granted during 2012	7,016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Units granted during 2012	$ 30.54
2012 Awards [Member] | Liability Method [Member] | Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units granted during 2012	53,558
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Units granted during 2012	$ 33.57